Note 21 - Trade and Other Receivables - Components of Trade and Other Receivables (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Bullion sales receivable		$ 5,403	$ 7,383
VAT receivables		4,259	1,001
Solar - VAT and duty receivables*	[1]	0	720
Deposits for stores, equipment and other receivables		290	81
Total trade and other current receivables		$ 9,952	$ 9,185

[1]	On December 7, 2021 a duty rebate on the importation of capital goods was granted to the Company in terms of the Customs and Excise General Regulations of 2001. However, the customs officials at Forbes Border Post rejected a rebate on solar cables despite presentation of a valid rebate letter. An appeal was made to the Commissioner of Taxes seeking the rebate and the outcome of the appeal was unfavourable.